PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 99.0% of Net Assets
	Aerospace & Defense – 2.4%
188,092	Boeing Co. (The)(a)	$71,563,363
55,299	HEICO Corp.(a)	6,905,739
46,588	Huntington Ingalls Industries, Inc.(a)	9,866,873
169,481	Raytheon Co.(a)	33,250,477
36,024	TransDigm Group, Inc.(a)	18,756,616
392,820	United Technologies Corp.(a)	53,627,787

		193,970,855

	Air Freight & Logistics – 0.5%
309,295	United Parcel Service, Inc., Class B(a)	37,059,727
45,252	XPO Logistics, Inc.(a)(b)	3,238,686

		40,298,413

	Airlines – 0.3%
111,418	Alaska Air Group, Inc.(a)	7,232,143
258,395	JetBlue Airways Corp.(a)(b)	4,328,116
170,449	United Airlines Holdings, Inc.(a)(b)	15,069,396

		26,629,655

	Auto Components – 0.2%
104,248	Autoliv, Inc.(a)	8,223,082
133,959	Cooper Tire & Rubber Co.(a)	3,499,009
108,380	Garrett Motion, Inc.(a)(b)	1,079,465
109,340	Veoneer, Inc.(a)(b)	1,639,007

		14,440,563

	Automobiles – 0.0%
15,786	Tesla, Inc.(a)(b)	3,802,374

	Banks – 5.9%
115,483	Associated Banc-Corp(a)	2,338,531
3,510,418	Bank of America Corp.(a)	102,398,893
963,252	Citigroup, Inc.(a)	66,541,448
126,764	First Republic Bank(a)	12,258,079
1,133,203	Huntington Bancshares, Inc.(a)	16,170,807
1,256,894	JPMorgan Chase & Co.(a)	147,923,855
95,292	Old National Bancorp(a)	1,639,499
33,468	Signature Bank(a)	3,990,055
32,358	SVB Financial Group(a)(b)	6,761,204
718,390	U.S. Bancorp(a)	39,755,702
1,473,461	Wells Fargo & Co.(a)	74,321,373

		474,099,446

	Beverages – 2.1%
1,448,451	Coca-Cola Co. (The)(a)	78,853,672
174,722	Monster Beverage Corp.(a)(b)	10,144,359
557,355	PepsiCo, Inc.(a)	76,413,371

		165,411,402

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – 2.6%
514,130	AbbVie, Inc.(a)	$38,929,924
264,858	Amgen, Inc.(a)	51,252,671
96,978	Biogen, Inc.(a)(b)	22,578,418
305,306	Celgene Corp.(a)(b)	30,316,886
26,762	Exact Sciences Corp.(a)(b)	2,418,482
564,732	Gilead Sciences, Inc.(a)	35,792,714
41,443	Ionis Pharmaceuticals, Inc.(a)(b)	2,482,850
53,283	Seattle Genetics, Inc.(a)(b)	4,550,368
134,540	Vertex Pharmaceuticals, Inc.(a)(b)	22,793,767

		211,116,080

	Building Products – 0.3%
401,198	Johnson Controls International PLC(a)	17,608,580
23,279	Lennox International, Inc.(a)	5,656,099

		23,264,679

	Capital Markets – 2.6%
538,596	Bank of New York Mellon Corp. (The)(a)	24,349,925
578,833	Charles Schwab Corp. (The)(a)	24,212,585
157,630	Eaton Vance Corp.(a)	7,082,316
37,922	FactSet Research Systems, Inc.(a)	9,213,908
172,152	Goldman Sachs Group, Inc. (The)(a)	35,675,059
337,667	Intercontinental Exchange, Inc.(a)	31,156,534
136,865	Legg Mason, Inc.(a)	5,226,874
26,706	MarketAxess Holdings, Inc.(a)	8,746,215
824,706	Morgan Stanley(a)	35,190,205
75,908	MSCI, Inc.(a)	16,528,967
117,036	TD Ameritrade Holding Corp.(a)	5,465,581
129,365	Waddell & Reed Financial, Inc., Class A(a)	2,222,491

		205,070,660

	Chemicals – 1.9%
40,841	AdvanSix, Inc.(a)(b)	1,050,431
114,917	Ashland Global Holdings, Inc.(a)	8,854,355
97,886	Celanese Corp., Series A(a)	11,970,479
524,957	Corteva, Inc.(a)	14,698,796
380,314	Dow, Inc.(a)	18,121,962
384,497	DuPont de Nemours, Inc.(a)	27,418,481
208,023	Eastman Chemical Co.(a)	15,358,338
18,355	Ingevity Corp.(a)(b)	1,557,238
287,750	LyondellBasell Industries NV, Class A(a)	25,744,992
261,132	Olin Corp.(a)	4,888,391
158,360	RPM International, Inc.(a)	10,896,752
412,546	Valvoline, Inc.(a)	9,088,388

		149,648,603

	Commercial Services & Supplies – 0.5%
101,620	Copart, Inc.(a)(b)	8,163,135
53,505	Waste Connections, Inc.(a)	4,922,460
244,724	Waste Management, Inc.(a)	28,143,260

		41,228,855

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 1.2%
25,654	Arista Networks, Inc.(a)(b)	$6,129,254
1,567,272	Cisco Systems, Inc.(a)	77,438,910
94,457	Motorola Solutions, Inc.(a)	16,096,417

		99,664,581

	Construction Materials – 0.1%
36,000	Martin Marietta Materials, Inc.	9,867,600

	Consumer Finance – 0.3%
121,623	Ally Financial, Inc.(a)	4,033,019
253,666	Discover Financial Services(a)	20,569,776

		24,602,795

	Containers & Packaging – 0.5%
81,069	Avery Dennison Corp.(a)	9,207,006
217,917	Ball Corp.(a)	15,866,537
75,117	Crown Holdings, Inc.(a)(b)	4,962,229
98,667	Sonoco Products Co.(a)	5,743,406
174,592	WestRock Co.(a)	6,363,879

		42,143,057

	Distributors – 0.2%
149,822	Genuine Parts Co.(a)	14,920,773

	Diversified Consumer Services – 0.1%
80,237	Service Corp. International(a)	3,836,131

	Diversified Financial Services – 1.9%
712,494	Berkshire Hathaway, Inc., Class B(a)(b)	148,213,002
72,685	Voya Financial, Inc.(a)	3,956,971

		152,169,973

	Diversified Telecommunication Services – 2.2%
2,465,264	AT&T, Inc.(a)	93,285,590
1,352,561	Verizon Communications, Inc.(a)	81,640,582

		174,926,172

	Electric Utilities – 1.6%
462,793	Alliant Energy Corp.(a)	24,958,426
435,727	American Electric Power Co., Inc.(a)	40,823,263
423,379	Duke Energy Corp.(a)	40,585,111
107,042	Edison International(a)	8,073,108
138,237	Evergy, Inc.(a)	9,201,055
13,545	Hawaiian Electric Industries, Inc.(a)	617,787
153,399	OGE Energy Corp.(a)	6,961,246

		131,219,996

	Electrical Equipment – 0.6%
229,541	Eaton Corp. PLC(a)	19,086,334
341,749	Emerson Electric Co.(a)	22,849,338
36,487	Hubbell, Inc.(a)	4,794,392

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – continued
15,022	nVent Electric PLC(a)	$331,085

		47,061,149

	Electronic Equipment, Instruments & Components – 0.5%
97,069	CDW Corp.(a)	11,962,784
503,209	Corning, Inc.(a)	14,351,521
244,469	Trimble, Inc.(a)(b)	9,487,842
28,369	Zebra Technologies Corp., Class A(a)(b)	5,854,510

		41,656,657

	Energy Equipment & Services – 0.1%
442,000	Halliburton Co.	8,331,700

	Entertainment – 2.0%
294,667	Activision Blizzard, Inc.(a)	15,593,778
90,138	Electronic Arts, Inc.(a)(b)	8,817,299
63,075	Live Nation Entertainment, Inc.(a)(b)	4,184,395
152,614	Netflix, Inc.(a)(b)	40,842,559
50,562	Take-Two Interactive Software, Inc.(a)(b)	6,337,441
670,992	Walt Disney Co. (The)(a)	87,443,677

		163,219,149

	Food & Staples Retailing – 1.4%
26,092	Casey’s General Stores, Inc.(a)	4,204,987
145,361	US Foods Holding Corp.(a)(b)	5,974,337
386,540	Walgreens Boots Alliance, Inc.(a)	21,379,527
643,644	Walmart, Inc.(a)	76,387,670

		107,946,521

	Food Products – 1.0%
91,378	Bunge Ltd.(a)	5,173,823
59,595	Ingredion, Inc.(a)	4,871,295
118,335	Lamb Weston Holdings, Inc.(a)	8,605,321
877,341	Mondelez International, Inc., Class A(a)	48,534,504
41,221	Post Holdings, Inc.(a)(b)	4,362,831
142,866	Tyson Foods, Inc., Class A(a)	12,306,477

		83,854,251

	Gas Utilities – 0.1%
8,848	Atmos Energy Corp.(a)	1,007,699
90,899	National Fuel Gas Co.(a)	4,264,981
1,892	UGI Corp.(a)	95,111

		5,367,791

	Health Care Equipment & Supplies – 3.5%
763,559	Abbott Laboratories(a)	63,886,981
33,522	Align Technology, Inc.(a)(b)	6,064,800
255,400	Baxter International, Inc.(a)	22,339,838
676,859	Boston Scientific Corp.(a)(b)	27,541,393
21,657	DexCom, Inc.(a)(b)	3,232,091
94,983	Edwards Lifesciences Corp.(a)(b)	20,887,712
258,500	Hologic, Inc.(a)(b)	13,051,665

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
53,529	Intuitive Surgical, Inc.(a)(b)	$28,901,913
585,749	Medtronic PLC(a)	63,624,056
106,088	ResMed, Inc.(a)	14,333,550
31,835	STERIS PLC(a)	4,599,839
24,419	Teleflex, Inc.(a)	8,296,355

		276,760,193

	Health Care Providers & Services – 2.5%
117,534	Anthem, Inc.(a)	28,219,913
149,600	Cigna Corp.(a)	22,707,784
493,901	CVS Health Corp.(a)	31,150,336
123,578	HCA Healthcare, Inc.(a)	14,881,263
15,423	Molina Healthcare, Inc.(a)(b)	1,692,212
90,407	Quest Diagnostics, Inc.(a)	9,676,261
369,012	UnitedHealth Group, Inc.(a)	80,193,688
71,490	Universal Health Services, Inc., Class B(a)	10,634,137

		199,155,594

	Health Care Technology – 0.1%
37,666	Veeva Systems, Inc., Class A(a)(b)	5,751,222

	Hotels, Restaurants & Leisure – 1.9%
112,899	Aramark(a)	4,920,138
21,738	Domino’s Pizza, Inc.(a)	5,316,897
62,138	Dunkin’ Brands Group, Inc.(a)	4,931,272
86,613	Hilton Grand Vacations, Inc.(a)(b)	2,771,616
214,887	Hilton Worldwide Holdings, Inc.(a)	20,008,129
77,044	Las Vegas Sands Corp.(a)	4,450,061
356,556	McDonald’s Corp.(a)	76,556,139
97,500	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	1,892,475
407,971	MGM Resorts International(a)	11,308,956
91,903	Restaurant Brands International, Inc.(a)	6,537,979
10,028	Vail Resorts, Inc.(a)	2,281,972
358,228	Wendy’s Co. (The)(a)	7,157,396

		148,133,030

	Household Durables – 0.2%
2,059	NVR, Inc.(a)(b)	7,654,024
14,324	Roku, Inc.(a)(b)	1,457,610
241,269	Toll Brothers, Inc.(a)	9,904,093
16,074	Tupperware Brands Corp.(a)	255,094

		19,270,821

	Household Products – 1.9%
444,822	Colgate-Palmolive Co.(a)	32,698,865
937,155	Procter & Gamble Co. (The)(a)	116,563,339

		149,262,204

	Industrial Conglomerates – 1.5%
205,797	3M Co.(a)	33,833,027
3,311,912	General Electric Co.(a)	29,608,493

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
333,027	Honeywell International, Inc.(a)	$56,348,168

		119,789,688

	Insurance – 2.2%
513,750	Aflac, Inc.(a)	26,879,400
8,362	Alleghany Corp.(a)(b)	6,670,869
245,503	Allstate Corp. (The)(a)	26,681,266
24,969	American Financial Group, Inc.(a)	2,692,907
470,394	American International Group, Inc.(a)	26,200,946
158,809	Aon PLC(a)	30,740,658
294,681	Arch Capital Group Ltd.(a)(b)	12,370,708
267,388	Arthur J. Gallagher & Co.(a)	23,949,943
54,745	Fidelity National Financial, Inc.(a)	2,431,225
259,999	Lincoln National Corp.(a)	15,683,140
23,829	RenaissanceRe Holdings Ltd.(a)	4,609,720

		178,910,782

	Interactive Media & Services – 4.9%
71,540	Alphabet, Inc., Class A(a)(b)	87,360,356
131,591	Alphabet, Inc., Class C(a)(b)	160,409,429
14,236	Baidu, Inc., Sponsored ADR(a)(b)	1,462,891
814,070	Facebook, Inc., Class A(a)(b)	144,969,585
23,590	Zillow Group, Inc., Class C(a)(b)	703,454

		394,905,715

	Internet & Direct Marketing Retail – 3.6%
137,559	Amazon.com, Inc.(a)(b)	238,790,044
16,808	Booking Holdings, Inc.(a)(b)	32,987,549
362,178	eBay, Inc.(a)	14,117,698
4,733	MercadoLibre, Inc.(a)(b)	2,608,972

		288,504,263

	IT Services – 4.9%
185,307	Automatic Data Processing, Inc.(a)	29,912,256
12,706	Black Knight, Inc.(a)(b)	775,828
84,758	Broadridge Financial Solutions, Inc.(a)	10,546,438
258,147	Cognizant Technology Solutions Corp., Class A(a)	15,557,229
285,156	Fidelity National Information Services, Inc.(a)	37,857,311
46,077	FleetCor Technologies, Inc.(a)(b)	13,213,962
340,589	International Business Machines Corp.(a)	49,528,452
60,744	Jack Henry & Associates, Inc.(a)	8,866,802
70,564	Leidos Holdings, Inc.(a)	6,060,036
195,862	Paychex, Inc.(a)	16,211,498
473,273	PayPal Holdings, Inc.(a)(b)	49,026,350
28,573	Twilio, Inc., Class A(a)(b)	3,141,887
103,624	VeriSign, Inc.(a)(b)	19,546,595
737,178	Visa, Inc., Class A(a)	126,801,988
379,264	Western Union Co. (The)(a)	8,787,547

		395,834,179

Shares	Description	Value (†)
Common Stocks – continued
	Leisure Products – 0.0%
38,337	Polaris, Inc.(a)	$3,374,039

	Life Sciences Tools & Services – 0.3%
72,443	Illumina, Inc.(a)(b)	22,038,609
39,674	PRA Health Sciences, Inc.(a)(b)	3,936,851

		25,975,460

	Machinery – 1.7%
253,172	Caterpillar, Inc.(a)	31,978,155
116,361	Cummins, Inc.(a)	18,928,444
144,627	Deere & Co.(a)	24,395,682
82,178	IDEX Corp.(a)	13,467,331
101,512	Parker-Hannifin Corp.(a)	18,334,082
305,583	Pentair PLC(a)	11,551,037
55,420	Snap-on, Inc.(a)	8,675,447
90,094	Timken Co. (The)(a)	3,919,990
36,272	Woodward, Inc.(a)	3,911,210

		135,161,378

	Media – 1.3%
1,704,036	Comcast Corp., Class A(a)	76,817,943
36,312	Liberty Broadband Corp., Class C(a)(b)	3,800,777
185,047	Liberty Global PLC, Series C(a)(b)	4,402,268
81,049	Liberty Latin America Ltd., Class C(a)(b)	1,385,532
100,282	News Corp., Class B(a)	1,433,531
127,209	Omnicom Group, Inc.(a)	9,960,465
571,783	Sirius XM Holdings, Inc.(a)	3,576,503

		101,377,019

	Metals & Mining – 0.2%
201,653	Southern Copper Corp.(a)	6,882,417
277,903	Steel Dynamics, Inc.(a)	8,281,509
54,433	Worthington Industries, Inc.(a)	1,962,310

		17,126,236

	Multi-Utilities – 1.8%
291,158	Ameren Corp.(a)	23,307,198
339,266	CenterPoint Energy, Inc.(a)	10,239,048
273,147	Consolidated Edison, Inc.(a)	25,804,197
321,046	Public Service Enterprise Group, Inc.(a)	19,930,535
144,195	Sempra Energy(a)	21,284,624
429,818	WEC Energy Group, Inc.(a)	40,875,692

		141,441,294

	Multiline Retail – 0.4%
129,081	Nordstrom, Inc.(a)	4,346,157
257,541	Target Corp.(a)	27,533,709

		31,879,866

	Oil, Gas & Consumable Fuels – 4.2%
112,695	Cheniere Energy, Inc.(a)(b)	7,106,547
775,719	Chevron Corp.(a)	92,000,273

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
819,020	ConocoPhillips(a)	$46,667,759
328,345	Continental Resources, Inc.(a)(b)	10,109,742
1,666,721	Exxon Mobil Corp.(a)	117,687,170
91,837	HollyFrontier Corp.(a)	4,926,137
207,669	ONEOK, Inc.(a)	15,303,129
253,712	Phillips 66(a)	25,980,109
101,819	Targa Resources Corp.(a)	4,090,069
175,333	Valero Energy Corp.(a)	14,945,385

		338,816,320

	Personal Products – 0.3%
99,350	Estee Lauder Cos., Inc. (The), Class A(a)	19,765,682
31,874	Herbalife Nutrition Ltd.(a)(b)	1,206,750

		20,972,432

	Pharmaceuticals – 4.4%
591,665	Bristol-Myers Squibb Co.(a)	30,003,332
355,901	Eli Lilly & Co.(a)	39,800,409
27,123	Jazz Pharmaceuticals PLC(a)(b)	3,475,541
952,421	Johnson & Johnson(a)	123,224,229
993,696	Merck & Co., Inc.(a)	83,649,329
2,002,609	Pfizer, Inc.(a)	71,953,742

		352,106,582

	Professional Services – 0.6%
17,970	CoStar Group, Inc.(a)(b)	10,659,804
51,734	ManpowerGroup, Inc.(a)	4,358,072
53,033	TransUnion(a)	4,301,507
176,238	Verisk Analytics, Inc.(a)	27,870,277

		47,189,660

	REITs - Apartments – 0.8%
284,929	American Homes 4 Rent, Class A(a)	7,376,812
192,021	Camden Property Trust(a)	21,316,251
242,427	Invitation Homes, Inc.(a)	7,178,263
617,097	UDR, Inc.(a)	29,916,863

		65,788,189

	REITs - Diversified – 0.6%
130,316	Digital Realty Trust, Inc.(a)	16,916,320
664,704	Duke Realty Corp.(a)	22,579,995
73,636	W.P. Carey, Inc.(a)	6,590,422

		46,086,737

	REITs - Health Care – 0.5%
260,504	Healthcare Realty Trust, Inc.(a)	8,726,884
419,069	Medical Properties Trust, Inc.(a)	8,196,990
233,714	Sabra Health Care REIT, Inc.(a)	5,366,073
257,461	Ventas, Inc.(a)	18,802,377

		41,092,324

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Hotels – 0.0%
91,916	Park Hotels & Resorts, Inc.(a)	$2,295,142

	REITs - Manufactured Homes – 0.1%
76,371	Sun Communities, Inc.(a)	11,337,275

	REITs - Mortgage – 0.1%
144,510	AGNC Investment Corp.(a)	2,325,166
322,849	Annaly Capital Management, Inc.(a)	2,841,071

		5,166,237

	REITs - Office Property – 0.2%
202,016	Kilroy Realty Corp.(a)	15,735,026
119,550	Mack-Cali Realty Corp.(a)	2,589,453

		18,324,479

	REITs - Shopping Centers – 0.3%
314,524	Regency Centers Corp.(a)	21,856,273

	REITs - Single Tenant – 0.2%
279,887	National Retail Properties, Inc.(a)	15,785,627

	REITs - Storage – 0.3%
118,006	CubeSmart(a)	4,118,409
154,502	Extra Space Storage, Inc.(a)	18,048,924

		22,167,333

	REITs - Warehouse/Industrials – 0.2%
271,168	Liberty Property Trust(a)	13,919,053

	Road & Rail – 1.0%
20,189	Canadian Pacific Railway Ltd.(a)	4,491,245
304,129	CSX Corp.(a)	21,067,016
59,081	Lyft, Inc., Class A(a)(b)	2,412,868
28,213	Old Dominion Freight Line, Inc.(a)	4,795,364
110,745	Uber Technologies, Inc.(a)(b)	3,374,400
280,121	Union Pacific Corp.(a)	45,373,999

		81,514,892

	Semiconductors & Semiconductor Equipment – 4.0%
375,012	Advanced Micro Devices, Inc.(a)(b)	10,871,598
221,075	Analog Devices, Inc.(a)	24,700,710
142,533	Broadcom, Inc.(a)	39,349,085
1,540,958	Intel Corp.(a)	79,405,566
165,606	Marvell Technology Group Ltd.(a)	4,135,182
134,469	Microchip Technology, Inc.(a)	12,493,515
218,365	NVIDIA Corp.(a)	38,010,795
437,835	QUALCOMM, Inc.(a)	33,398,054
91,532	Skyworks Solutions, Inc.(a)	7,253,911
250,764	Teradyne, Inc.(a)	14,521,743
406,345	Texas Instruments, Inc.(a)	52,516,028

		316,656,187

Shares	Description	Value (†)
Common Stocks – continued
	Software – 6.8%
201,189	Adobe, Inc.(a)(b)	$55,578,461
59,174	ANSYS, Inc.(a)(b)	13,098,757
188,193	Cadence Design Systems, Inc.(a)(b)	12,435,793
43,967	Check Point Software Technologies Ltd.(a)(b)	4,814,387
88,528	Fortinet, Inc.(a)(b)	6,795,409
2,556,392	Microsoft Corp.(a)	355,415,180
199,682	Nuance Communications, Inc.(a)(b)	3,256,813
959,633	Oracle Corp.(a)	52,808,604
15,761	Palo Alto Networks, Inc.(a)(b)	3,212,565
8,867	Paycom Software, Inc.(a)(b)	1,857,548
48,961	PTC, Inc.(a)(b)	3,338,161
31,490	ServiceNow, Inc.(a)(b)	7,993,737
70,570	SS&C Technologies Holdings, Inc.(a)	3,639,295
278,545	Symantec Corp.(a)	6,582,018
24,818	VMware, Inc., Class A(a)	3,724,189
41,024	Workday, Inc., Class A(a)(b)	6,972,439
35,140	Zoom Video Communications, Inc., Class A(a)(b)	2,677,668

		544,201,024

	Specialty Retail – 2.5%
95,880	American Eagle Outfitters, Inc.(a)	1,555,174
10,548	AutoZone, Inc.(a)(b)	11,440,572
18,467	Burlington Stores, Inc.(a)(b)	3,690,076
24,803	Five Below, Inc.(a)(b)	3,127,658
39,016	Foot Locker, Inc.(a)	1,683,931
443,906	Home Depot, Inc. (The)(a)	102,995,070
305,010	Lowe’s Cos., Inc.(a)	33,538,900
90,283	Tiffany & Co.(a)	8,362,914
589,779	TJX Cos., Inc. (The)(a)	32,874,281

		199,268,576

	Technology Hardware, Storage & Peripherals – 4.1%
1,453,150	Apple, Inc.(a)	325,462,006
51,577	Dell Technologies, Inc., Class C(a)(b)	2,674,783

		328,136,789

	Textiles, Apparel & Luxury Goods – 0.8%
37,040	Lululemon Athletica, Inc.(a)(b)	7,131,311
531,919	NIKE, Inc., Class B(a)	49,957,833
67,641	PVH Corp.(a)	5,967,965

		63,057,109

	Tobacco – 0.8%
621,463	Altria Group, Inc.(a)	25,417,837
522,752	Philip Morris International, Inc.(a)	39,692,559

		65,110,396

	Trading Companies & Distributors – 0.1%
31,710	GATX Corp.(a)	2,458,476
102,817	HD Supply Holdings, Inc.(a)(b)	4,027,856

		6,486,332

Shares	Description	Value (†)
Common Stocks – continued
	Wireless Telecommunication Services – 0.1%
500,968	Sprint Corp.(a)(b)	$3,090,972
78,488	T-Mobile US, Inc.(a)(b)	6,182,500

		9,273,472

	Total Common Stocks (Identified Cost $4,819,938,094)	7,928,991,304

Total Purchased Options – 0.5%
(Identified Cost $59,023,115) (see detail below)		42,325,430

Principal Amount
Short-Term Investments – 2.0%
$159,115,109	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $159,119,971 on 10/01/2019 collateralized by $150,225,000 U.S. Treasury Note, 2.875% due 4/30/2025 valued at $162,302,790 including accrued interest(c) (Identified Cost $159,115,109)	159,115,109

	Total Investments – 101.5% (Identified Cost $5,038,076,318)	8,130,431,843
	Other assets less liabilities – (1.5)%	(123,834,716)

	Net Assets – 100.0%	$8,006,597,127

Purchased Options – 0.5%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.5%
S&P 500® Index, Put(b)(d)	10/18/2019	2,725	3,297	$981,431,178	$6,898,643	$939,645
S&P 500® Index, Put(b)(d)	11/15/2019	2,625	3,296	981,133,504	9,764,400	2,422,560
S&P 500® Index, Put(b)(d)	11/15/2019	2,675	3,296	981,133,504	5,759,760	3,312,480
S&P 500® Index, Put(b)(d)	11/15/2019	2,700	3,296	981,133,504	7,094,640	3,905,760
S&P 500® Index, Put(b)(d)	11/15/2019	2,725	3,296	981,133,504	4,919,280	4,564,960
S&P 500® Index, Put(b)(d)	12/20/2019	2,700	6,579	1,958,397,246	16,728,907	17,401,455
S&P 500® Index, Put(b)(d)	12/20/2019	2,725	3,298	981,728,852	7,857,485	9,778,570

Total					$59,023,115	$42,325,430

Written Options – (1.6%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.6%)
S&P 500® Index, Call(d)	10/18/2019	2,925	(2,927)	$(871,291,798)	$(23,910,293)	$(22,084,215)
S&P 500® Index, Call(d)	10/18/2019	2,975	(2,930)	(872,184,820)	(16,986,675)	(11,353,750)
S&P 500® Index, Call(d)	10/18/2019	3,000	(2,928)	(871,589,472)	(22,224,180)	(6,954,000)
S&P 500® Index, Call(d)	10/18/2019	3,025	(2,929)	(871,887,146)	(11,122,878)	(3,558,735)
S&P 500® Index, Call(d)	10/31/2019	3,025	(2,928)	(871,589,472)	(13,227,240)	(7,012,560)
S&P 500® Index, Call(d)	11/15/2019	2,900	(2,930)	(872,184,820)	(22,401,461)	(34,354,250)
S&P 500® Index, Call(d)	11/15/2019	2,975	(2,930)	(872,184,820)	(22,846,675)	(18,532,250)
S&P 500® Index, Call(d)	11/15/2019	3,000	(2,928)	(871,589,472)	(19,203,288)	(13,951,920)
S&P 500® Index, Call(d)	11/15/2019	3,025	(2,928)	(871,589,472)	(14,574,120)	(9,940,560)

Total					$(166,496,810)	$(127,742,240)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the Cboe®. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2019, purchased options were fair valued at $42,325,430 and written options were fair valued at $(127,742,240) representing 0.5% and (1.6%), respectively of net assets, using the closing rotation values published by the Cboe®.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,928,991,304	$—	$—	$7,928,991,304
Purchased Options*	—	42,325,430	—	42,325,430
Short-Term Investments	—	159,115,109	—	159,115,109

Total	$7,928,991,304	$201,440,539	$—	$8,130,431,843

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$—	$(127,742,240)	$—	$(127,742,240)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2019, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2019:

Investments at value [1]
Assets
Exchange-traded asset derivatives
Equity contracts	$42,325,430

Options written at value
Liabilities
Exchange-traded liability derivatives
Equity contracts	$(127,742,240)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2019 (Unaudited)

Software	6.8%
Banks	5.9
IT Services	4.9
Interactive Media & Services	4.9
Pharmaceuticals	4.4
Oil, Gas & Consumable Fuels	4.2
Technology Hardware, Storage & Peripherals	4.1
Semiconductors & Semiconductor Equipment	4.0
Internet & Direct Marketing Retail	3.6
Health Care Equipment & Supplies	3.5
Biotechnology	2.6
Capital Markets	2.6
Specialty Retail	2.5
Health Care Providers & Services	2.5
Aerospace & Defense	2.4
Insurance	2.2
Diversified Telecommunication Services	2.2
Beverages	2.1
Entertainment	2.0
Other Investments, less than 2% each	32.1
Short-Term Investments	2.0

Total Investments	101.5
Other assets less liabilities (including open written options)	(1.5)

Net Assets	100.0%